Non-Controlling Interests - Subsidiaries and Operations with Non-Controlling Interests (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Ownership interests	49.99%	49.99%
TransAlta Cogeneration, L.P. | TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Ownership interests	49.99%
TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Ownership interests	39.90%	39.90%
Kent Hills wind farm | TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Ownership interests	17.00%